UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Endicott Group
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Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Wayne K. Goldstein          New York, New York          2/15/04
     ----------------------          ------------------          -------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                 30
                                               -------------

Form 13F Information Table Value Total:           $205,163
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

     No.          Form 13F File Number          Name



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



                                                                FORM 13F INFORMATION TABLE

             COLUMN 1          COLUMN 2         COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
                                                           VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP   x($1000)  PRN AMT  PRN CALL  DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
BANK OF AMERICA CORPORATION  COM                060505104    7,963    99,000  SH       SOLE               99,000
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CENTURY BANCORP INC          CL A NON VTG       156432106    9,815   276,800  SH       SOLE              276,800
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CITIGROUP INC                COM                172967101    5,085   104,750  SH       SOLE              104,750
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CONNECTICUT BANCSHARES INC   COM                207540105    4,121    79,950  SH       SOLE               79,500
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COUNTRYWIDE FINANCIAL CORP   COM                222372104   14,057   185,332  SH       SOLE              185,332
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FIRST FED BANSHARES INC DEL  COM                32021B103    5,776   164,100  SH       SOLE              164,100
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FIRST MUTUAL BANCSHARES INC  COM                32190E102    9,698   395,825  SH       SOLE              395,825
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FIRST NIAGARA FINL GP INC    COM                33582V108    6,742   450,358  SH       SOLE              450,358
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FLEETBOSTON FINL CORP        COM                339030108    6,172   141,400  SH       SOLE              141,400
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GA FINL INC                  COM                361437106    9,008   259,362  SH       SOLE              259,362
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GOLDEN WEST FINL CORP DEL    COM                381317106    4,128    40,000  SH       SOLE               40,000
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GREENPOINT FINL CORP         COM                395384100    1,766    50,000  SH       SOLE               50,000
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HAWTHORNE FINL CORP          COM                420542102   10,573   377,850  SH       SOLE              377,850
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KEYCORP NEW                  COM                493267108    7,481   255,150  SH       SOLE              255,150
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METROCORP BANCSHARES INC     COM                591650106    3,177   212,824  SH       SOLE              212,824
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NATIONAL CITY CORP           COM                635405103    6,595   194,300  SH       SOLE              194,300
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP   COM                64352D101    5,355   135,000  SH       SOLE              135,000
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NEW YORK CMNTY BANCORP INC   COM                649445103    9,794   257,400  SH       SOLE              257,400
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PMI GROUP INC                COM                69344M101    9,084   244,000  SH       SOLE              244,000
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PENN-AMER GROUP INC          COM                707247102    3,400   256,200  SH       SOLE              256,200
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PEOPLES BANCORP INC          COM                709789101    5,826   197,425  SH       SOLE              197,425
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PROVIDENT FINL HLDGS INC     COM                743868101    6,324   174,350  SH       SOLE              174,350
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SCOTTISH RE GROUP LTD        ORD                G7885T104   11,957   575,400  SH       SOLE              575,400
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UMB FINL CORP                COM                902788108    2,748    57,800  SH       SOLE               57,800
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US BANCORP DEL               COM NEW            902973304    8,609   289,100  SH       SOLE              289,100
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UNIONBANCAL CORP             COM                908906100   10,906   189,538  SH       SOLE              189,538
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WACHOVIA CORP 2ND NEW        COM                929903102    5,626   120,750  SH       SOLE              120,750
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WASHINGTON MUT INC           COM                939322103    3,009    75,000  SH       SOLE               75,000
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WESTFIELD FINANCIAL INC      COM                96008D101    5,629   236,900  SH       SOLE              236,900
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WILLIS LEASE FINANCE CORP    COM                970646105    4,739   644,800  SH       SOLE              644,800
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